Share Based Compensation - Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation
Current liability	$ 495	$ 487
Long-term liability	328	334
Total Liability	823	821
Intrinsic value of vested awards	$ 494	$ 497